Marketable securities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Marketable securities
Marketable securities	R$ 111,313	R$ 245,942
Average gross yield of securities	103.00%	102.00%
Credit Risk | AAA
Marketable securities
Private investment fund	R$ 111,313	R$ 245,942